Deposits (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Line Items]
Deposits	$ 23,287,000	$ 23,286,000	$ 26,200,000
Escrow Deposit		20,600,000	8,000,000
Deposits related to construction insurance program	1,500,000	1,500,000
Other restricted cash requirements related to deposits	1,200,000	1,200,000
Kern River Gas Transmission Company
Deposits [Line Items]
Escrow Deposit	$ 20,600,000